Stock-Based Compensation (Details 2) (USD $)	3 Months Ended
Mar. 31, 2014
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Outstanding, Number of Shares (in shares)	145,000
Stock Option Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 1.20
Stock Option Outstanding, Weighted Average Remaining Contractual Term (in years)	2 years 3 months 22 days
Exercisable, Number of Shares (in shares)	143,000
Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 1.20
Exercise Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, Lower Limit (in dollars per share)	$ 0.50
Range of Exercise Prices, Upper Limit (in dollars per share)	$ 1
Exercise Price Range One [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Outstanding, Number of Shares (in shares)	28,000
Stock Option Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 0.93
Stock Option Outstanding, Weighted Average Remaining Contractual Term (in years)	3 months
Exercisable, Number of Shares (in shares)	28,000
Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.93
Exercise Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, Lower Limit (in dollars per share)	$ 1.01
Range of Exercise Prices, Upper Limit (in dollars per share)	$ 2
Exercise Price Range Two [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Outstanding, Number of Shares (in shares)	117,000
Stock Option Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 1.26
Stock Option Outstanding, Weighted Average Remaining Contractual Term (in years)	2 years 9 months 18 days
Exercisable, Number of Shares (in shares)	115,000
Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 1.27